Commitments and Contingencies (Details) - USD ($)						12 Months Ended
	Dec. 28, 2022	Aug. 02, 2022	May 20, 2022	Apr. 28, 2022	Jan. 10, 2022	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Settlement payment				$ 5,000,000
Settlement agreement days				45 days
Escrow payment		$ 5,000,000	$ 5,000,000
2021 Class Action Litigation [Member]
Commitments and Contingencies [Line Items]
Purchase of crypto mining rigs						$ 2,200,000
Purchase and Sale Agreement [Member]
Commitments and Contingencies [Line Items]
Purchase of crypto mining rigs					$ 200,000,000
Settlement Agreement [Member]
Commitments and Contingencies [Line Items]
Settlement payment	$ 13,000,000
Electronic Technology Co Ltd [Member]
Commitments and Contingencies [Line Items]
Settlement payment						40,560,569.00
Funds amount						$ 40,560,569.00
Business days						7 days
PRC Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Net liabilities							$ 638,600,000	$ 60,200,000
Percentage of total net assets							100.00%	100.00%